Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,714,486.22
Previously Paid Amount	0.00
Total Fee Amount	10,357.45
Total Offset Amount	0.00
Net Fee	$ 10,357.45